Investment Strategy	Feb. 25, 2026
T. Rowe Price Capital Appreciation Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund takes a core approach to stock selection, which does not emphasize either a growth or value style of investing. The fund may purchase the stocks of companies of any size, but typically focuses on large U.S. companies. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles. In selecting stocks, the adviser evaluates a number of characteristics about the companies, such as management, risk-adjusted return potential, market position, and/or stock valuation.

Sector allocations are largely the result of the fund’s focus on stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
T. Rowe Price Capital Appreciation Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests in equities, such as common stocks, and implements a covered call options strategy to achieve its investment objective. Specifically, the fund seeks to provide regular distributions that may consist of dividends from stocks and cash from the covered call option premiums.

The adviser searches for attractive risk/reward values. When selecting stocks, the adviser generally focuses on finding companies whose stocks are expected to provide an attractive return relative to the company’s associated risk. The fund may invest in stocks of companies of any market capitalization. The fund’s portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles.

Sector allocations are largely the result of the fund’s focus on stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector.

Additionally, the fund implements a covered call option writing strategy to generate cash flows in addition to the dividends received through the fund’s investment in equities. The covered call option writing strategy seeks to generate cash flow by selling call option contracts on the common stocks held in the fund’s portfolio with targeted expiration dates of approximately one to two months into the future. The amount of cash flow generated by the covered call option writing strategy will be dependent on market prices and the volatility of the underlying common stocks at the time of each sale.

The fund may use a variety of derivatives, such as futures, forwards, options, structured securities, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. In addition to options, the fund uses index futures to manage risk, as necessary. An index future is a contract that provides for the future delivery of a cash amount based on the index value. The fund may engage in cash settlement or offset the transaction.

Strategy Portfolio Concentration [Text]	The fund normally invests in equities, such as common stocks, and implements a covered call options strategy to achieve its investment objective.
T. Rowe Price Financials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of financial companies. The fund defines financial companies as companies in banking, insurance, consumer finance, capital markets, government-sponsored financial enterprises, securities exchanges, REITS, transaction and payment processing, mortgage finance, investment management, and/or financial services. The fund references the MSCI GICS (Global Industry Classification Standard) Financials sector to identify such companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

As a fundamental policy, the fund will concentrate (invest more than 25% of its net assets) in financial companies.

The fund uses fundamental, bottom-up analysis and may invest in companies of any market capitalization. The adviser may use both growth and value approaches in selecting investments for the fund.

The fund typically invests in U.S. common stocks.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of financial companies.
T. Rowe Price Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with growth characteristics. The fund considers a company to have growth characteristics if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests primarily in U.S. equity securities and uses a growth style of investing. The adviser looks for companies with an above-average rate of earnings, cash flow growth, and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The fund may purchase the stocks of companies of any size, but typically focuses on large-cap companies. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles.

Sector allocations are largely the result of the fund’s focus on stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with growth characteristics.
T. Rowe Price Health Care ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of health care companies. The fund defines health care companies as companies engaged in health care innovations, such as developing new and effective therapies; pharmaceuticals; biotechnology; life sciences tools and services; managed health care; and/or health care equipment, supplies, providers, services, distributors, and facilities. The fund references the MSCI GICS (Global Industry Classification Standard) Health Care sector to identify such companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

As a fundamental policy, the fund will concentrate (invest more than 25% of its net assets) in health care companies.

The majority of the fund will be invested in equity securities, such as common stocks. While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective.

The fund uses fundamental, bottom-up analysis and may invest in companies of any market capitalization. The adviser may use both growth and value approaches in selecting investments for the fund.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of health care companies.